Prepaid Expenses and Other Current Assets (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Sep. 30, 2025 USD ($)
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid to supplier	$ 17,656,162		$ 9,282,753
Receivable From Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid to supplier			$ 5,309,710
Loan To Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Proceeds from loans	$ 1,900,000	¥ 13.0
Interest rate	4.00%
Maturity date	Jun. 23, 2025	Jun. 23, 2025